UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported):

___________________

(Exact name of securitizer as specified in its charter)

____________________________	______________________________
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

___________________________________

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Drive Auto Receivables Trust 2016-A

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001383094

Central Index Key Number of issuing entity (if applicable): 0001663501

Central Index Key Number of underwriter (if applicable):

Eldridge Burns, Chief Legal Officer – General Counsel, (214) 237-3615

Name and telephone number, including area code,

of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated January 8, 2016, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

Attached as Exhibit 99.2 hereto is the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated November 19, 2015, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SANTANDER DRIVE AUTO RECEIVABLES LLC (Depositor)

By:	/s/ Mark McCastlain
	Name:	Mark McCastlain
	Title:	Vice President, Treasurer and Assistant Secretary

Date: January 13, 2016